SUBSEQUENT EVENTS (Details Narrative)				1 Months Ended	12 Months Ended
	May 21, 2025 $ / shares	Sep. 27, 2024 USD ($)	Sep. 01, 2024 USD ($)	Sep. 30, 2024	Jun. 30, 2024 USD ($) $ / shares	Oct. 10, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024	Dec. 31, 2024 a	Dec. 31, 2024 ft²	Dec. 21, 2024 USD ($)	Dec. 20, 2024 USD ($)	Mar. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Jun. 30, 2023 USD ($) $ / shares
Subsequent Event [Line Items]
Rental Income, Nonoperating					$ 17,655
Security Deposit					14,500											$ 14,500
Loan amount					$ 1,100,000		$ 499,933
Exercise price per share | $ / shares					$ 0.01									$ 0.01	$ 0.01	$ 1.00
Assets					$ 12,483,146		17,232,270									$ 11,733,010
Cash					745,991		133,829									$ 79
Senior convertible promissory note					$ 1,100,000		$ 1,100,000
Interest rate													3.50%
Chial Mountain [Member]
Subsequent Event [Line Items]
Assets								$ 5,500,000
Cash								$ 2,400,000
Secured promissory note												$ 1,500,000
Maturity date												Jul. 15, 2025	Jun. 30, 2025
Senior convertible promissory note													$ 1,600,000
Awaysis Belize Ltd [Member]
Subsequent Event [Line Items]
Ownership percentage									100.00%
Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Area of land										63	59,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Rental Income, Nonoperating			$ 16,000
Long-Term Line of Credit		$ 5,000,000
Line of Credit Facility, Frequency of Payment and Payment Terms		The Line of Credit terms are for 12 months
Line of Credit Facility, Interest Rate During Period		3.50%
Stockholders' Equity, Reverse Stock Split				1-for-20
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Loan amount						$ 150,000
Interest on loan	12.00%
Exercise price per share | $ / shares	$ 0.16
Subsequent Event [Member] | Lease One [Member]
Subsequent Event [Line Items]
Payments for Rent			3,000
Security Deposit			3,000
Subsequent Event [Member] | Lease Two [Member]
Subsequent Event [Line Items]
Payments for Rent			13,000
Security Deposit			$ 13,000
Subsequent Event, Description			The Company obtained a signed 6-month lease contract for the use of approximately 2500 square feet of commercial space basement, 5,000 square feet first floor, and 5,000 square feet second floors, and large terrace on the roof located at Casamora Resort in San Pedro, Belize for $